Segment Reporting - Long-lived Assets by Geographical Segments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
United States
Segment Reporting Information [Line Items]
Total long-lived assets	$ 5,807	$ 4,110
Italy
Segment Reporting Information [Line Items]
Total long-lived assets	1,503	1,444
France
Segment Reporting Information [Line Items]
Total long-lived assets	685	738
Germany
Segment Reporting Information [Line Items]
Total long-lived assets	587	601
Spain
Segment Reporting Information [Line Items]
Total long-lived assets	615	717
Canada
Segment Reporting Information [Line Items]
Total long-lived assets	568	149
Brazil
Segment Reporting Information [Line Items]
Total long-lived assets	203	217
China
Segment Reporting Information [Line Items]
Total long-lived assets	141	571
Others Countries
Segment Reporting Information [Line Items]
Total long-lived assets	861	899
Total Revenues from external customers in the rest of world
Segment Reporting Information [Line Items]
Total long-lived assets	$ 10,970	$ 9,446